SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Schedule of reconciliation of the beginning and ending balance of stock options outstanding

		Weighted-
	Number of Stock	Average Exercise
	Options	Price
Balance as of December 31, 2020	48,403,624	$0.23
Granted Prior to Business Combination	12,182,545	$0.30
Forfeited Prior to Business Combination	(296,350)	$0.24
Exercised Prior to Business Combination	(4,921,707)	$0.26
Exchanged for Subordinate Shares At Business Combination	(19,320,935)	$0.26
Converted to RSU’s At Business Combination	(14,886,359)	$0.26
Effect on Conversion related to the Business Combination	(19,108,791)	$0.28
Granted After Business Combination	108,695	$4.60
Forfeited After Business Combination	(72,938)	$2.36
Balance as of December 31, 2021	2,087,784	$2.78
Exercised	(227,116)	$2.30
Forfeited	(407,781)	$2.82
Balance as of December 31, 2022	1,452,887	$2.84

Summary of the stock options that remain outstanding

	Exercise		Stock Options
Security Issuable	Price	Expiration Date	Outstanding
Equity Shares	$2.26	October 2024	629,641
Equity Shares	$3.08	April 2025	115,917
Equity Shares	$3.08	January 2026	598,634
Equity Shares	$4.60	October 2026	108,695
			1,452,887

Schedule of the assumptions to determine the fair value of stock options granted with a fixed exercise price

2021
Weighted-Average Risk-Free Annual Interest Rate	0.29%
Weighted-Average Expected Annual Dividend Yield	0.0%
Weighted-Average Expected Stock Price Volatility	84.6%
Weighted-Average Expected Life in Years	4.00
Weighted-Average Estimated Forfeiture Rate	0.0%

Reconciliation of the beginning and ending balance of restricted stock units outstanding

Number of
Units
Balance as of December 31, 2020	—

Granted	2,591,584
Exchanged and Converted from Options	1,076,499
Forfeited	(437,135)

Balance as of December 31, 2021	3,230,948

Granted	1,968,837
Converted	(2,162,265)
Forfeited	(1,036,986)

Balance as of December 31, 2022	2,000,534

Reconciliation of the beginning and ending balance of SARs units outstanding

Number of
Stock
Appreciation
Rights Units
Balance as of December 31, 2020	—
Granted	230,752
Forfeited	(71,016)

Balance as of December 31, 2021	159,736

Forfeited	(59,875)

Balance as of December 31, 2022	99,861

Reconciliation of the beginning and ending balance of warrants outstanding

		Weighted-
	Number of	Average Exercise
	Warrants	Price
Balance as of December 31, 2020	1,968,300	$0.16
Exercised	(1,968,300)	$0.16
Assumed from the Business Combination	28,489,500	$11.50
Granted	6,928,578	$10.43
Balance as of December 31, 2021	35,418,078	$11.29
Granted	11,114,937	$5.10
Cancelled	(2,274,133)	$10.00
Balance as of December 31, 2022	44,258,882	$9.80

Summary of warrants that remain outstanding

			Warrants	Warrants
Security Issuable	Exercise Price	Expiration Date	Outstanding	Exercisable
Equity Shares	$11.50	June 2026	30,664,500	30,664,500
Equity Shares	$10.00	June 2024	2,654,445	2,654,445
Equity Shares	$5.00	August 2027	10,939,937	10,939,937
			44,258,882	44,258,882

Schedule of the assumptions to determine the fair value of warrants options granted with a fixed exercise price and fair valued using level 3 inputs

2022
Weighted-Average Risk-Free Annual Interest Rate	3.42%
Weighted-Average Expected Annual Dividend Yield	0.0%
Weighted-Average Expected Stock Price Volatility	103.74%
Weighted-Average Expected Life in Years	5.00
Weighted-Average Estimated Forfeiture Rate	0.0%